LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.37%
INVESTMENT COMPANIES–96.37%
Equity Funds–75.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	59,344	$ 4,180,299
LVIP Channing Small Cap Value Fund	185,079	1,830,061
LVIP MFS Value Fund	528,118	26,463,987
LVIP SSGA Mid-Cap Index Fund	479,628	5,674,956
LVIP SSGA Nasdaq-100 Index Fund	193,298	1,805,404
LVIP SSGA S&P 500 Index Fund	1,685,628	39,568,431
LVIP SSGA Small-Cap Index Fund	306,377	8,597,237
LVIP SSGA Small-Mid Cap 200 Fund	188,409	2,014,849
LVIP T. Rowe Price Growth Stock Fund	653,881	26,486,760
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	279,961	7,182,962
LVIP Wellington SMID Cap Value Fund	367,210	9,499,351
		133,304,297
Fixed Income Funds–19.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	191,610	1,761,852
LVIP Delaware Bond Fund	1,123,380	13,209,829
LVIP PIMCO Low Duration Bond Fund	187,457	1,738,855
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	719,872	$ 7,251,988
LVIP Western Asset Core Bond Fund	1,270,454	10,885,249
		34,847,773
Global Equity Fund–0.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	231,840	1,599,926
		1,599,926
Total Affiliated Investments (Cost $163,702,622)		169,751,996

UNAFFILIATED INVESTMENT–3.08%
INVESTMENT COMPANY–3.08%
Money Market Fund–3.08%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	5,428,453	5,428,453
Total Unaffiliated Investment (Cost $5,428,453)		5,428,453

TOTAL INVESTMENTS–99.45% (Cost $169,131,075)	175,180,449
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	972,149
NET ASSETS APPLICABLE TO 17,529,727 SHARES OUTSTANDING–100.00%	$176,152,598

✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(15)	E-mini Russell 2000 Index	$(1,360,125)	$(1,306,776)	6/16/23	$—	$(53,349)
(36)	E-mini S&P 500 Index	(7,447,950)	(7,046,226)	6/16/23	—	(401,724)
(8)	E-mini S&P MidCap 400 Index	(2,023,760)	(1,917,074)	6/16/23	—	(106,686)
Total Futures Contracts					$—	$(561,759)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$169,751,996	$—	$—	$169,751,996
Unaffiliated Investment Company	5,428,453	—	—	5,428,453
Total Investments	$175,180,449	$—	$—	$175,180,449
Derivatives:
Liabilities:
Futures Contracts	$(561,759)	$—	$—	$(561,759)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.37%@
Equity Funds-75.68%@
✧✧LVIP Baron Growth Opportunities Fund	$3,926,158	$137,249	$213,272	$(25,511)	$355,675	$4,180,299	59,344	$—	$—
✧✧LVIP Channing Small Cap Value Fund	1,770,752	63,135	67,202	(2,734)	66,110	1,830,061	185,079	—	—
✧✧LVIP MFS Value Fund	26,282,337	1,476,865	884,426	(38,186)	(372,603)	26,463,987	528,118	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,544,692	192,149	266,967	(16,960)	222,042	5,674,956	479,628	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,529,173	54,900	93,959	(12,446)	327,736	1,805,404	193,298	—	—
✧✧LVIP SSGA S&P 500 Index Fund	36,843,128	1,270,492	1,278,982	(42,500)	2,776,293	39,568,431	1,685,628	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,307,607	385,320	297,580	(71,434)	273,324	8,597,237	306,377	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,015,120	74,603	70,932	(11,158)	7,216	2,014,849	188,409	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	23,005,008	821,301	1,025,216	(631,194)	4,316,861	26,486,760	653,881	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	6,665,942	233,324	239,622	(69,890)	593,208	7,182,962	279,961	—	—
✧✧LVIP Wellington SMID Cap Value Fund	9,568,147	326,654	850,299	(77,422)	532,271	9,499,351	367,210	—	—
Fixed Income Funds-19.78%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	4,129,875	89,265	2,538,104	(299,468)	380,284	1,761,852	191,610	—	—
✧✧LVIP Delaware Bond Fund	10,182,506	3,092,851	390,025	(85,835)	410,332	13,209,829	1,123,380	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	2,499,908	66,355	850,275	(15,642)	38,509	1,738,855	187,457	—	—
✧✧LVIP SSGA Bond Index Fund	6,909,699	354,661	229,973	(42,559)	260,160	7,251,988	719,872	—	—
✧✧LVIP Western Asset Core Bond Fund	9,599,371	1,249,968	335,968	(84,318)	456,196	10,885,249	1,270,454	—	—
Global Equity Fund-0.91%@
✧✧LVIP BlackRock Global Real Estate Fund	1,634,377	54,900	106,390	(23,239)	40,279	1,599,926	231,840	—	—
Total	$160,413,800	$9,943,992	$9,739,192	$(1,550,496)	$10,683,893	$169,751,996		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4